Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of dividends [line items]
Franking credits	$ 9,165	$ 7,953	$ 7,007
Franking credits arising on the future payment/(refund) of taxes relating to the period	83	(261)	2,043
Total franking credits available	$ 9,248	$ 7,692	$ 9,050